Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions	Total	Total	Called up share capital and share premium	[1],[2]	Other equity instruments		Other reserves [4]	Retained earnings	Non-controlling interests
Beginning Balance, equity at Dec. 31, 2024	£ 72,481	£ 71,821	£ 4,186		£ 12,075	[3]	£ (468)	£ 56,028	£ 660
Profit after tax	4,030	4,007			484	[3]		3,523	23
Currency translation movements	(1,571)	(1,571)					(1,571)
Fair value through other comprehensive income reserve	408	408					408
Cash flow hedges	1,720	1,720					1,720
Retirement benefit remeasurements	(200)	(200)						(200)
Own credit	516	516					516
Total comprehensive income for the period	4,903	4,880			484	[3]	1,073	3,323	23
Employee share schemes and hedging thereof	751	751	82					669
Issue and redemption of other equity instruments	1,177	1,177			1,182	[3]		(5)
Other equity instruments coupon paid	(484)	(484)			(484)	[3]
Redemption of preference shares	(270)	(59)						(59)	(211)
Vesting of employee share schemes net of purchases	(566)	(566)					19	(585)
Dividends paid	(814)	(791)						(791)	(23)
Repurchase of shares	(834)	(834)	(67)				67	(834)
Other movements	11	11			9	[3]	2
Ending Balance, equity at Jun. 30, 2025	76,355	75,906	4,201		13,266	[3]	693	57,746	449
Profit after tax	3,183	3,165			513	[3]		2,652	18
Currency translation movements	439	439					439
Fair value through other comprehensive income reserve	365	365					365
Cash flow hedges	544	544					544
Retirement benefit remeasurements	186	186						186
Own credit	(453)	(453)					(453)
Total comprehensive income for the period	4,264	4,246			513	[4]	895	2,838	18
Employee share schemes and hedging thereof	526	526	68					458
Issue and redemption of other equity instruments	(530)	(530)			(531)	[3]		1
Other equity instruments coupon paid	(513)	(513)			(513)	[3]
Vesting of employee share schemes net of purchases	(24)	(24)					(55)	31
Dividends paid	(440)	(422)						(422)	(18)
Repurchase of shares	(1,407)	(1,407)	(91)				91	(1,407)
Other movements	5	2			(10)	[3]	4	8	3
Ending Balance, equity at Dec. 31, 2025	78,236	77,784	4,178		12,725	[3]	1,628	59,253	452
Profit after tax	4,697	4,678			487	[3]		4,191	19
Currency translation movements	219	219					219
Fair value through other comprehensive income reserve	101	101					101
Cash flow hedges	(882)	(882)					(882)
Retirement benefit remeasurements	(24)	(24)						(24)
Own credit	334	334					334
Total comprehensive income for the period	4,445	4,426			487	[4]	(228)	4,167	19
Employee share schemes and hedging thereof	588	588	109					479
Issue and redemption of other equity instruments	527	527			527	[3]
Other equity instruments coupon paid	(487)	(487)			(487)	[3]
Redemption of preference shares	0
Vesting of employee share schemes net of purchases	(959)	(959)					(11)	(948)
Dividends paid	(788)	(769)						(769)	(19)
Repurchase of shares	(1,781)	(1,781)	(101)				101	(1,781)
Other movements	30	29			23	[3]	3	3	1
Ending Balance, equity at Jun. 30, 2026	£ 79,811	£ 79,358	£ 4,186		£ 13,275	[3]	£ 1,493	£ 60,404	£ 453

[1]	As at 30 June 2026, Called up share capital comprises 13,507m (December 2025: 13,867m) ordinary shares of 25p each.
[2]	During the six months ended 30 June 2026, Barclays PLC announced and fully executed two share buyback programmes and completed the share buyback programme that had been announced and partially executed in 2025, totalling £1,790m. As part of these buybacks, 403m shares were repurchased and cancelled in the period. The nominal value of 101m relating to these shares was transferred from Share capital to the
Capital redemption reserve within Other reserves. In the year ended 31 December 2025, Barclays PLC fully executed two share buyback programmes and partially executed one share buyback programme totalling £2,232m. A total of 636m shares were repurchased and cancelled, with a nominal value of £158m transferred from Share capital to the Capital redemption reserve within Other reserves.

[3]	Other equity instruments of £13,275m (December 2025: £12,725m) comprise AT1 securities issued by Barclays PLC. During the six months ended 30 June 2026, there was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for
£527m (net of £4m issuance costs) and no redemptions. For the six months ended 31 December 2025, there were two issuances totalling
£1,607m (including £6m issuance costs) and two redemptions totalling £2,138m. For the six months ended 30 June 2025, there were two issuances totalling £2,177m (including £9m of issuance costs) and one redemption of £995m, all relating to Fixed Rate Resetting Perpetual
Subordinated Contingent Convertible Securities.

[4]	Details are shown in Note 14 - Other reserves on page 81.